Share Capital And Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance		2,367	2,355
Converted into shares			(114)
Number of shares granted			140
Number of shares forfeited			(14)
Converted into shares pre-separation		(547)
Forfeited pre-separation		(12)
Granted pre-separation		363
Number of shares outstanding immediately prior to separation balance	2,171	2,171
Net adjustment upon separation		(281)
Converted into shares post-separation		(521)
Granted post-separation	878	878
Number of shares outstanding balance	2,247	2,247	2,367